Subsequent events	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Notes and other explanatory information [abstract]
Subsequent events

21. Subsequent events

A Business Combination Agreement was signed in August 2024 for the merger of Tembo with Cactus Acquisition Corp 1 Limited (CCTS), a special purpose acquisition company. The transaction is progressing and is expected to be completed in the first half of calendar year 2025, with Tembo to be listed as a separate entity on the Nasdaq.

On January 10, 2025, the Company filed a Form 6-K disclosing that it had received a notice from the Nasdaq Listing Qualifications Department, indicating that it was not in compliance with Nasdaq Listing Rule 5550(b)(1). The Company did not meet the minimum stockholders’ equity requirement of US$2.5 million and also did not satisfy the alternative continued listing criteria based on market value of listed securities or net income from continuing operations.

In response to the Notice, the Company submitted its initial compliance plan to Nasdaq on January 13, 2025, within the prescribed 45-day period. Updated plans were subsequently submitted on March 3, March 18 and April 17, 2025, reflecting refinements to the Company’s strategy to regain and maintain compliance.

On April 25, 2025, the Company received an extension letter from Nasdaq granting it until July 2, 2025, to regain compliance.

On January 13, 2025, VivoPower’s Caret Digital announced securing a CAD$140 million binding investment commitment from GEM Global Yield (GGY). The investment is structured as a share subscription facility, providing Caret Digital with capital flexibility to support its business expansion, including upcoming acquisitions and product development in the digital solutions space.

On January 22, 2025, VivoPower confirmed that Tembo is on track to fulfill orders and commence deliveries of its Tembo Tuskers electric utility vehicles (EUVs) from Sydney, Australia, in February 2025. The deliveries are part of Tembo’s subscription program, targeting mining and industrial fleet operators in Australia. This milestone supports Tembo’s commitment to providing ruggedized EV solutions for demanding sectors.

The Company announced on January 31, 2025, that it will incorporate digital assets into its corporate treasury management strategy. Additionally, the Company’s treasury may elect to hold a portion of its reserves in Bitcoin, XRP, and/or Dogecoin, subject to ongoing market assessments and risk management considerations.

Building on this, and subject to raising a minimum of US$50 million in gross proceeds, the Company intends to implement an XRP-focused treasury strategy using funds that are in excess of its working capital and debt reduction requirements. The Company has adopted a treasury policy under which the principal holding in its treasury reserve on the balance sheet will be allocated to XRP, by applying a proven public-market treasury model to an asset that’s earlier in its lifecycle, structurally reflexive, and which benefits from a substantial and growing ecosystem of real world financial use-cases.

The Board of Directors approved the Company’s new treasury policy, authorizing long-term accumulation of Digital Assets. The Company also aims to actively participate in the growth of the Digital Asset eco-system in an effort to secure the network and earn rewards that can be reinvested.

On February 10, 2025, Tembo announced signing a definitive supply agreement with Asilia Africa, a leading safari operator. The agreement covers the supply of Tembo’s electric utility vehicles (EUVs) to support Asilia’s sustainable safari operations across East Africa. This deal aligns with Tembo’s mission to advance electrification in environmentally sensitive industries and regions.

On March 3, 2025, VivoPower announced the activation and extension of its stock buyback program, authorizing the repurchase of up to US$5 million of its ordinary shares. The decision reflects the company’s belief that its shares are undervalued and highlights its commitment to enhancing shareholder value while maintaining capital flexibility.

On March 18 2025, VivoPower’s Tembo signed a Heads of Agreement with Associated Vehicle Assemblers Ltd. (AVA), East Africa’s leading vehicle assembler. The agreement sets out terms for assembling Tembo’s electric utility vehicles (EUVs) in Kenya, targeting regional markets in East and Southern Africa. This partnership supports Tembo’s strategy to localize assembly and distribution while contributing to regional decarbonization efforts.

On March 20 2025, VivoPower announced its intent to spin off Caret Digital via a direct listing on Nasdaq, accompanied by a dividend share distribution to existing VivoPower shareholders. The spin-off is designed to unlock value and provide direct exposure to Caret Digital’s growing digital asset and AI-focused businesses. The dividend distribution will be made to all eligible VVPR shareholders as of a future record date, which will be announced closer to the listing.

On March 24, 2025, the Company disclosed that it had received an unsolicited, non-binding all-cash takeover proposal from Energi Holdings Limited (“Energi”), an Abu Dhabi-headquartered energy solutions company. The proposal aimed to acquire all non-affiliated free float shares of the Company at an enterprise value of US$120 million, subject to due diligence.

Subsequently, on March 27, 2025, the Company agreed to grant Energi an exclusivity period of eight weeks to conduct due diligence, contingent upon Energi increasing its non-binding all-cash takeover proposal to an enterprise valuation of US$180 million.

On April 9, 2025, the Company announced that Energi had amended its proposal to a proportional offer to acquire 80% of the unaffiliated free float shares of the Company. This revised proposal is subject to the completion of due diligence and the negotiation and execution of definitive transaction documents.

On April 11, 2025, the Company announced that Tembo had signed a Definitive Distribution Agreement worth up to an estimated US$85 million with leading Saudi Arabian energy and environmental solutions provider Green Watt to sell and distribute 1,600 Tembo electric utility vehicle (EUV) units across the Kingdom of Saudi Arabia over the next five years.

On May 7, 2025, Energi confirmed that it has completed phase 1 of due diligence in relation to the proposal to proportionally acquire 80% of the unaffiliated free float shares of the Company. The phase 2 due diligence is anticipated to take a further 4 weeks and be completed by the 2nd week of June. As of the date of this filing, the Company remains in exclusive discussions with Energi and continues to evaluate the proposal in consultation with its financial and legal advisors. There can be no assurance that a definitive agreement will be entered into or that the proposed transaction will be consummated on the terms currently contemplated, or at all.

As at December 31, 2024, AWN held a significant equity interest in the Company. Since June 30, 2021, the Company no longer has an ultimate controlling party.

In prior periods, the ultimate controlling party and the results into which these financials were consolidated was AWN, a company registered in Australia.

30. Subsequent events

Post the balance sheet date Tembo executed a definitive Business Combination Agreement with CCTS on August 29, 2024; the business combination is expected to by completed by the first quarter of the calendar year 2025, with Tembo being listed as a separate entity on the Nasdaq.

On July 2, 2024, as part of the Company’s previously announced strategic focus on its fast-growing business units being Electric Vehicles and Sustainable Energy Solutions, the Company announced the sale of its non-core business unit, Kenshaw Electrical, for gross consideration of approximately AU$1.2 million. By divesting non-core assets, VivoPower believes it can concentrate on advancing its core sustainable energy solutions and electric vehicle businesses.

On September 17, 2024, the Company entered into a placement agency agreement with Chardan Capital Markets LLC for an offering of up to 10,000,000 Ordinary Shares at $1.25 per share, under the Company’s Registration Statement on Form F-1 (No. 333-281065), effective August 29, 2024. The offering closed early on September 27, 2024, resulting in the issuance of 3,200,000 Ordinary Shares to institutional investors, generating approximately $4 million in gross proceeds.

On November 23, 2024, AWN agreed to a 9 month grace period for the repayment of $11 million accrued interest, and a deferral of $8.9 million of principal for repayment from April 1, 2025 to January 1, 2026. This renders all but $1 million of interest non-current in nature, and all of the loan principal non-current.